Document and Entity Information	Jul. 07, 2024
Cover [Abstract]
Entity Address, Address Line Two	A2
Amendment Flag	false
Entity Central Index Key	0001679363
Document Type	8-K
Document Period End Date	Jul. 07, 2024
Entity Registrant Name	Morphic Holding, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38940
Entity Tax Identification Number	47-3878772
Entity Address, Address Line One	35 Gatehouse Drive, A2
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	996-0955
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MORF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false